Prepaid Land Lease Payments - Schedule of Estimated Annual Amortization Expenses (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 175	1,083
2016	175	1,083
2017	175	1,083
2018	175	1,083
2019	$ 175	1,083